Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
EQUITY

16. EQUITY

In accordance Etao’s memorandum of association and amendments thereto, Etao has designated two classes of ordinary shares: 1.) class A and 2.) class B. Both class A and class B shares rank pari passu in the event of liquidation and entitlement to declared dividends. The two classes of shares differ in their voting rights. Each class A ordinary share is entitled to one vote per share, while the class B ordinary shares are entitled to thirty votes for each share. As of the date of this report, all class B shares are beneficially owned by Etao’s founder and chief executive officer. Both the class A and class B ordinary shares are accounted for as equity of Etao.

Share based compensation expenses for 2020 related to the shares issued to executives and employees. There was no established fair market for the shares issued; accordingly, they were recognized at par value. Share based compensation expenses for 2021 related to the shares issued to a subsidiary’s executives. The value of the shares was calculated at the same price of the recent acquisitions.

On January 27, 2022, Mountain Crest Acquisition Corp. III (“MCAE”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among MCAE, ETAO International Group and Wensheng Liu, in his capacity as the ETAO’s shareholders’ representative (the “Shareholders’ Representative”). On July 26, 2022, ETAO International Co., Ltd., a Cayman Islands exempted company (“PubCo” or “the Company”) and ETAO Merger Sub, Inc., a Cayman Islands exempted company (“Merger Sub”) joined the Merger Agreement as parties. The Merger Agreement provides for a business combination between MCAE and the Company in a two-step process as follows: (1) MCAE will merge with and into PubCo, a wholly owned subsidiary of the MCAE, with PubCo being the surviving corporation in such merger (the “Redomestication Merger”) and (2) ETAO International Group will merge with and into Merger Sub, a wholly owned subsidiary of PubCo, with ETAO International Group as the surviving corporation in such merger (the “Acquisition Merger”). After giving effect to both the Redomestication Merger and the Acquisition Merger, ETAO International Group would be a wholly owned subsidiary of PubCo (collectively referred to herein as the “Business Combination”).

On February 17, 2023, PubCo consummated the Business Combination pursuant to the terms of the Merger Agreement and ETAO International Group became a wholly owned subsidiary of PubCo. Upon closing, the newco issued 100,000,000 ordinary shares to ETAO International Group’s original shareholders. As a result, to reflect the merger shares conversion effect, the outstanding shares and EPS for 2022 and 2021 are calculated based on 100,000,000 shares.